Discontinued operations (Summary of Assets and Liabilities from Discontinued Operations) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
CURRENT ASSETS:
Cash and cash equivalents	$ 412	$ 44
Accounts receivable, net	440	730
Prepaid expenses and other current assets	56	31
Total current assets from discontinued operations	908	805
Property and equipment, net		4
Total assets from discontinued operations	908	809
CURRENT LIABILITIES:
Accounts payable	100	103
Accrued expenses and other current liabilities	422	406
Income taxes payable	90	1,937
Total current liabilities from discontinued operations	$ 612	$ 2,446